Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Certain Relationships and Related Transactions
Note 19 Certain Relationships and Related Transactions
The following persons are partners of Sidley Austin LLP, the principal law firm of UScellular and its subsidiaries: Walter C.D. Carlson, a director of UScellular, a director and non-executive Chairman of the Board of Directors of TDS and a trustee and beneficiary of a voting trust that controls TDS; and Stephen P. Fitzell, the General Counsel and/or an Assistant Secretary of TDS and UScellular and certain other subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS, UScellular or their subsidiaries. UScellular and its subsidiaries incurred legal costs from Sidley Austin LLP of $9 million, $7 million and $5 million in 2020, 2019 and 2018, respectively.
UScellular is billed for all services it receives from TDS, pursuant to the terms of various agreements between it and TDS. These billings are included in UScellular's Systems operations and Selling, general and administrative expenses. Some of these agreements were established at a time prior to UScellular's initial public offering when TDS owned more than 90% of UScellular's outstanding capital stock and may not reflect terms that would be obtainable from an unrelated third party through arms-length negotiations. Billings from TDS and certain of its subsidiaries to UScellular are based on expenses specifically identified to UScellular and on allocations of common expenses. Such allocations are based on the relationship of UScellular's assets, employees, investment in property, plant and equipment and expenses relative to all subsidiaries in the TDS consolidated group. Management believes the method TDS uses to allocate common expenses is reasonable and that all expenses and costs applicable to UScellular are reflected in its financial statements. Billings to UScellular from TDS totaled $81 million, $82 million and $86 million in 2020, 2019 and 2018, respectively.
The Audit Committee of the Board of Directors of UScellular is responsible for the review and evaluation of all related-party transactions as such term is defined by the rules of the New York Stock Exchange.